NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial expenses
Interest on loans, financing and debentures			R$ (1,492,521)	R$ (1,728,835)
Premium expenses on early settlements			(33,719)
Amortization of fundraising costs			(56,502)	(41,268)
Amortization of fair value adjustment on business combination			(6,108)	(10,660)
Interest expense on lease liabilities			(273,800)	(240,528)
Other financial expenses			(60,442)	(98,259)
Financial expenses			(1,923,092)	(2,119,550)
Financial Income
Cash and cash equivalents and marketable securities			49,328	108,427
Amortization of fair value adjustment on business combination				47,619
Other financial income			21,162	47,127
Financial income			70,490	203,173
Income from derivative financial instruments
Income			4,603,059	990,989
Expenses			(3,364,186)	(11,826,103)
Income from derivative financial instruments	R$ 3,732,823	R$ (1,776,322)	1,238,873	(10,835,114)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures			2,065,925	(16,364,585)
Lease			96,774	(742,501)
Other assets and liabilities			(473,507)	1,757,291
Monetary and exchange rate variation, net	R$ 6,895,657	R$ (2,930,209)	1,689,192	(15,349,795)
Net financial result			1,075,463	(28,101,286)
Capitalized interest costs on loans, financing and debentures			1,049	7,940
Transaction costs for loans and financing			R$ 3,767	R$ 2,213